Commitments and Contingencies - Royalty agreements (Details) € in Millions, $ in Millions	1 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2009	Sep. 30, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Sep. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)
PureTech
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Percentage of royalty on net product sales	2.00%
One S.r.l
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Percentage of royalty on net product sales		2.00%
Payments to be made upon the achievement of certain milestones		€ 17.5		$ 20.3
One S.r.l | Amended and restated master agreement
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Percentage of royalty on net product sales			2.00%
Payments to be made upon the achievement of certain milestones			€ 17.5		$ 21.5